CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES:
Net income/ (loss)	$ 579,247	$ 511,273	$ (68,541)
Adjustments to reconcile net income/ (loss) to net cash provided by operating activities:
Depreciation and amortization of intangible assets	201,820	112,817	56,050
Amortization of unfavorable lease terms	(74,963)	(108,538)	0
Vessels impairment loss	0	0	71,577
Impairment of receivable in affiliated company	(0)	(0)	6,900
Non-cash amortization of deferred revenue and straight-line	51,048	460	(1,588)
Allowance for credit losses	0	0	1,495
Amortization of operating lease assets/liabilities	3,912	(401)	956
Amortization and write-off of deferred finance costs and discount	5,349	3,741	2,141
Amortization of deferred dry dock and special survey costs	28,917	16,143	10,337
Gain on sale of vessels, net	(149,352)	(33,625)	0
Bargain gain	0	(48,015)	0
Equity in net earnings of affiliated companies	0	(80,839)	(1,133)
Stock-based compensation	154	523	946
Changes in operating assets and liabilities:
(Increase)/ decrease in accounts receivable	(46,559)	344	(6,495)
(Increase)/ decrease in prepaid expenses and other current assets	(20,952)	9,770	3,722
(Increase)/ decrease in amounts due from related parties	(6,158)	(53,420)	20,581
Increase/ (decrease) in accounts payable	3,401	1,260	(2,320)
Decrease in accrued expenses	(1,719)	(7,736)	(1,668)
(Decrease)/ increase in amounts due to related parties	(13,429)	(14,541)	27,505
Increase/ (decrease) in deferred revenue	11,492	17,743	(1,310)
Payments for dry dock and special survey costs	(65,868)	(49,786)	(24,021)
Operating lease liabilities short and long-term	0	0	(1,048)
Net cash provided by operating activities	506,340	277,173	94,086
INVESTING ACTIVITIES:
Net cash proceeds from sale of vessels	284,476	121,080	8,183
Acquisition of/ additions to vessels	(433,777)	(217,032)	(72,417)
Deposits for acquisition/ option to acquire vessel	(176,802)	(61,848)	(10,685)
Cash acquired from acquisitions	9,862	42,676	0
Repayments of notes receivable	0	8,872	4,687
Payable to affiliated company	0	0	(13,622)
Net cash used in investing activities	(316,241)	(106,252)	(83,854)
FINANCING ACTIVITIES:
Cash distributions paid	(6,163)	(4,615)	(7,872)
Net proceeds from issuance of general partnership units	0	9,960	47
Net proceeds from issuance of common units	0	198,495	2,231
Proceeds from long-term debt and financial liabilities	479,735	735,276	79,475
Repayment of long-term debt and financial liabilities	(651,875)	(959,154)	(82,672)
Payments of deferred finance costs	(6,144)	(12,165)	(1,115)
Net cash used in financing activities	(184,447)	(32,203)	(9,906)
Increase in cash, cash equivalents and restricted cash	5,652	138,718	326
Cash, cash equivalents and restricted cash, beginning of period	169,446	30,728	30,402
Cash, cash equivalents and restricted cash, end of period	175,098	169,446	30,728
Supplemental disclosures of cash flow information
Cash interest paid	80,626	50,382	23,717
Non cash financing activities
Stock-based compensation	154	523	946
Long-term debt and financial liabilities	756,673		0
Non cash investing activities
Deposits for acquisition/ option to acquire vessel	(6,860)	0	0
Loans receivable from affiliates	0	0	(9,992)
Acquisition of vessels	$ (782,334)	$ (5,766)	$ 37,999